Loans To Customers - Summary of Movement In Loans To Customers (Parenthetical) (Detail) ¥ in Millions	Dec. 31, 2023 CNY (¥)
Loans and receivables, category [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans to customers amounting	¥ 6,572